Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive income (loss)	Equity attributable to the Company’s shareholders	Non-controlling interest	Total
Balance at Jun. 30, 2021	$ 3,359	$ 25,542,531	$ 664,100	$ 36,804,282	$ 1,298,015	$ 64,312,287	$ (47,041)	$ 64,265,246
Balance (in Shares) at Jun. 30, 2021	167,908
Net loss				(606,134)		(606,134)		(606,134)
Foreign currency translation adjustment					696,050	696,050		696,050
Acquisition of former non-controlling interest in HAPPY		(481,447)				(481,447)	14,558	(466,889)
Disposal of 47% ownership in Fuzhou Fumao							12,530	12,530
Issuance of the convertible note		1,124,752				1,124,752		1,124,752
Balance at Dec. 31, 2021	$ 3,358	26,185,836	664,100	36,198,148	1,994,065	65,045,508	(19,953)	65,025,555
Balance (in Shares) at Dec. 31, 2021	167,908
Balance at Jun. 30, 2022	$ 4,425	33,452,332	664,100	31,374,073	(945,093)	64,549,837	(19,953)	64,529,884
Balance (in Shares) at Jun. 30, 2022	221,159
Net loss				(3,202,169)		(3,202,169)	(113,959)	(3,316,128)
Foreign currency translation adjustment					(2,104,002)	(2,104,002)	(27,491)	(2,131,493)
Acquisition of 75% ownership in Zhongrun	$ 12,124	11,338,195				11,350,319	2,156,098	13,506,417
Acquisition of 75% ownership in Zhongrun (in Shares)	606,223
Acquisition of 60% ownership in Youyou							131,890	131,890
Acquisition of 60% ownership in Youyou (in Shares)
Acquisition of 100% ownership in Chuangying	$ 1,444	5,591,605				5,593,049		5,593,049
Acquisition of 100% ownership in Chuangying (in Shares)	72,193
Shares issued to investors	$ 9,630	7,835,127				7,844,757		7,844,757
Shares issued to investors (in Shares)	481,534
Shares issued under equity incentive plan	$ 200	105,800				106,000		106,000
Shares issued under equity incentive plan (in Shares)	10,000
Shares issued for conversion of convertible notes	$ 2,728	2,192,272				2,195,000		2,195,000
Shares issued for conversion of convertible notes (in Shares)	136,398
Balance at Dec. 31, 2022	$ 30,551	$ 60,515,331	$ 664,100	$ 28,171,904	$ (3,049,095)	$ 86,332,791	$ 2,126,585	$ 88,459,376
Balance (in Shares) at Dec. 31, 2022	1,527,507